AMERICAN CENTURY WORLD MUTUAL FUNDS INC | International Opportunities Fund

American Century World Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement International Opportunities Fund
Supplement dated March 22, 2019 ■ Prospectus dated April 1, 2018 and Summary Prospectus dated April 1, 2018 (as revised August 1, 2018)

The following replaces the Shareholder Fees and Annual Fund Operating Expenses tables on page 1 of the summary prospectus and page 2 of the prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - International Opportunities Fund - USD ($)	INVESTOR CLASS	I CLASS	A CLASS		C CLASS	R CLASS
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	[1]	1.00%	none
Maximum Account Fee	$ 25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - International Opportunities Fund		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS
Management Fees (as a percentage of Assets)	[1]	1.46%	1.26%	1.46%	1.46%	1.46%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%
Net Expenses (as a percentage of Assets)		1.47%	1.27%	1.72%	2.47%	1.97%
[1]	The management fee has been restated to reflect a decrease in the management fee schedule effective March 22, 2019.

The following replaces the Example table on page 2 of the summary prospectus and the prospectus.
Expense Example - AMERICAN CENTURY WORLD MUTUAL FUNDS INC - International Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	150	466	803	1,756
I CLASS	130	403	698	1,533
A CLASS	740	1,087	1,455	2,487
C CLASS	251	771	1,316	2,801
R CLASS	200	619	1,063	2,293